INCOME TAXES Narrative (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Capital loss carry-forward
Valuation allowance		$ 113,560	$ 112,519
Unrecognized Tax Benefits		4,482	4,418	$ 4,329
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		652	747
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		29	$ 642
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit		97
Capital loss carry-forwards [Member]
Capital loss carry-forward
Capital loss carry-forwards		11,519
R&D tax credit [Member] | France [Member]
Capital loss carry-forward
Tax credit carried forward		3,458
Period after which unused tax credit may be refunded by the tax authorities	3 years
Employment tax credit [Member] | France [Member]
Capital loss carry-forward
Tax credit carried forward		287
Investment tax credits [Member] | Canadian Federal [Member]
Capital loss carry-forward
Tax credit carried forward		19,669
Investment tax credits [Member] | Canadian Provincial [Member]
Capital loss carry-forward
Tax credit carried forward		7,957
U.S. subsidiary [Member] | R&D tax credit [Member] | U.S. [Member]
Capital loss carry-forward
Tax credit carried forward		6,445
NORWAY | Foreign subsidiaries [Member]
Capital loss carry-forward
Net operating loss carry-forwards		21
Brazil [Member] | Foreign subsidiaries [Member]
Capital loss carry-forward
Net operating loss carry-forwards		7
Limitation on net operating losses deduction as a percentage of taxable income (as a percent)	30.00%
U.S. [Member] | Foreign subsidiaries [Member]
Capital loss carry-forward
Net operating loss carry-forwards		68,902
Sweden [Member] | Foreign subsidiaries [Member]
Capital loss carry-forward
Net operating loss carry-forwards		11,109
Luxembourg [Member] | Foreign subsidiaries [Member]
Capital loss carry-forward
Net operating loss carry-forwards		60,203
France [Member] | Foreign subsidiaries [Member]
Capital loss carry-forward
Net operating loss carry-forwards		$ 209,202
Base amount limitation of net operating loss deduction | €	€ 1.0
Limitation on net operating losses deduction as a percentage of taxable income (as a percent)	50.00%
Amount of taxable income over which the percentage limitation is applied | €	€ 1.0
Minimum [Member]
Capital loss carry-forward
Operating Loss Carryforwards, Expiration Date	Jan. 01, 2021
Minimum [Member] | Investment tax credits [Member] | Canadian Federal [Member]
Capital loss carry-forward
Tax Credit Carryforward, Expiration Date	Jan. 01, 2021
Maximum [Member]
Capital loss carry-forward
Operating Loss Carryforwards, Expiration Date	Jan. 01, 2037
Maximum [Member] | Investment tax credits [Member] | Canadian Federal [Member]
Capital loss carry-forward
Tax Credit Carryforward, Expiration Date	Jan. 01, 2038